Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the CSX Corporation 401(k) Plan (“the Plan”) provides only general information. Members should refer to the Summary Plan Description and the Plan Document for a more complete description of the Plan’s provisions.

General: The Plan is a defined contribution plan covering all salaried employees and certain non-union hourly employees of CSX Corporation (“CSX” or “Plan Sponsor”) and adopting affiliated companies (collectively, “the Company”). The Plan provides for contributions under Code Section 401(k) and matching and employee contributions under Code Section 401(m). A portion of the Plan has been established as an Employee Stock Ownership Plan (“ESOP”) designed to comply with Section 4975(e)(7) of the Internal Revenue Code of 1986 (“the Code”), as amended. The Plan also contains a cash or deferred arrangement described in Section 401(k) of the Code and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The ESOP component is designed to invest primarily in CSX common stock and may invest 100% in these securities.

Contributions: Members, as defined in the Plan Document, may contribute from 1% to 50% (in 1% multiples) of eligible compensation, as defined by the Plan Document, on a pre-tax or Roth after-tax basis up to the current Code limit. Members who are age 50 or older by the end of the applicable calendar year are eligible to make catch-up contributions in accordance with the Code. Subject to certain limitations, members may rollover distributions from another qualified plan or an individual retirement account (“Rollover Account”). Members may change contribution rates daily.

The Company contributes amounts equal to 100% of the first 1% of a member’s eligible contributions to the Plan as matching contributions. For the next 2% up to 6% of a member’s eligible contributions to the Plan, the Company contributes amounts equal to 50% as matching contributions. Therefore, the total potential employer matching contribution is 3.5%. In addition, CSX will make an enhanced 401(k) contribution equal to 3% of base pay and bonus pay each Plan year to employees who have an initial date of hire on or after January 1, 2020, are a former employee or former member who is rehired on or after January 1, 2020, or transfer from a union position on or after January 1, 2020. Additional amounts may be contributed at the option of the Company’s Board of Directors or under the delegation of authority granted by the Board to the appropriate Company officers. No additional Company matching contributions were made to the Plan as of December 31, 2025 or 2024.

Diversification: Members may generally direct the investment of contributions on a daily basis among a choice of investment options offered under the Plan.

Reallocations: CSX does not permit members to repurchase shares of a previously sold fund through investment fund activity for 30 calendar days after the transaction. Members may, however, transfer funds to the Stable Value Fund investment option at any time without restriction.
NOTE 1.                      Description of the Plan, continued

Member Accounts: Each member’s account is credited with the member’s contributions and allocations of (a) Company contributions and (b) plan earnings and is charged with the member’s disbursements and an allocation of administrative expenses. If made, additional employer contributions are in proportion to each member’s base compensation paid by the Company. Plan earnings are allocated on a proportionate share of the increase or decrease in the fair market value of each fund in which the member’s accounts are invested on each valuation date. Record-keeping expense allocations are charged equally to each member's account. All other administrative expense allocations are made on the basis of assets in the individual’s account.

Investments: The CSX Corporation Master Retirement Savings Plan Trust ("Master Trust") holds all investments of this Plan and the CSX Corporation Capital Builder Plan, a related plan for certain union employees. For further details, see Note 3, Investment in Master Trust.

Plan to Plan Transfers: When members change employment status between contract positions and management positions within the Plan Sponsor, the member can no longer participate in the former plan. Accordingly, automatic transfers are initiated on a member's behalf if their account balance is not voluntarily transferred from the ineligible plan to the eligible plan within the Master Trust. Plan to plan transfers have been included in the statement of changes in net assets available for benefits as transfers to the plan and transfers from the plan.

Vesting: Members are 100% vested in their contributions, except enhanced 401(k) contributions. Enhanced 401(k) contributions made by the Company are subject to a vesting schedule, and members shall become 100% vested after 3 years of service. Alternatively, members shall be 100% vested in their enhanced 401(k) contributions if they attain age 65 while employed by the Company.

Loans: Certain members may borrow from their accounts an amount equal to the lesser of $50 thousand in the aggregate (reduced by the highest outstanding balance during the one year period preceding the loan) or 50% of their account balance (reduced by the outstanding balance of all Plan loans at the time of the loan). Loan terms range from one to five years unless the loan is to be used in conjunction with the purchase of a primary residence, in which case the term is 25 years. Loans are secured by the balance in the member’s account. The loan interest rates are calculated using the prime rate in the Wall Street Journal as of the first business day of the current month in which the loan originates plus 1%. The interest rate in effect when a member applies for the loan will remain in effect for the term of the loan. It will not change even though the interest rate applicable to new loans may change. Principal and interest are paid ratably through payroll deductions. If a member ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
NOTE 1.                      Description of the Plan, continued

Dividends: Dividends paid on shares of CSX common stock held in a member’s account are reinvested in shares of CSX common stock. A member or spousal beneficiary may elect to have dividends paid to them in cash. Any change in an election will apply only to ex-dividend dates occurring after the date such election is received. A member who does not make a timely election will have the dividends paid to his or her account and reinvested in shares of CSX common stock.

Payment of Benefits: Upon disability or retirement, a member may elect to receive a lump sum or monthly installments over a period not to exceed the lesser of 240 months or the joint life expectancy of the member and his or her beneficiary. Surviving spouses of retired or disabled members may also elect monthly installments. Upon termination of service, a member may receive a lump sum amount equal to the value of his or her account. Under a plan amendment effective January 1, 2024, a terminated member’s account balance that is less than seven thousand dollars as of his or her date of termination shall be rolled over into an individual retirement account at Millennium Trust Company unless the member makes an alternate distribution request within 180 days after the month end of his or her date of termination.

Administrative Expenses: The administrative expenses of the Plan are paid by the Company or from plan assets as the Plan Sponsor directs. All of the administrative expenses of the Plan during 2025 were paid from plan assets and have been included in the statement of changes in net assets available for benefits as fees and expenses.

Plan Termination: Although it has not expressed any intent to do so, the Company has the right to discontinue its contributions to the Plan at any time and to terminate the Plan subject to the provisions of ERISA. If the Plan were to terminate, members would remain 100% vested in their accounts, with the exception of enhanced 401(k) contributions.